Deferred Taxes - Summary of Deferred Tax Assets and Liabilities Recognized for the Period (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	[1]	$ (306.1)	$ (340.8)
Net balances		(306.1)	(340.7)
Deferred tax liability (asset)		(306.1)	(340.7)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(14.9)	(17.4)
Net balances		(14.9)	(17.4)
Deferred tax liability (asset)		(14.9)	(17.4)
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(335.7)	(371.9)
Net balances		(335.7)	(371.9)
Deferred tax liability (asset)		(335.7)	(371.9)
Right-of-use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(23.4)	(29.5)
Net balances		(23.4)	(29.5)
Deferred tax liability (asset)		(23.4)	(29.5)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		19.8	10.5
Net balances		19.8	10.5
Deferred tax liability (asset)		19.8	10.5
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		23.9	32.1
Net balances		23.9	32.1
Deferred tax liability (asset)		23.9	32.1
Other temporary non-deductible provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		3.6	4.9
Net balances		3.6	4.9
Deferred tax liability (asset)		3.6	4.9
Lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		18.3	23.3
Net balances		18.3	23.3
Deferred tax liability (asset)		18.3	23.3
Other temporary tax deductions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			6.5
Deferred tax liabilities		(0.1)
Net balances		(0.1)	6.5
Deferred tax liability (asset)		(0.1)	6.5
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2.4	0.8
Net balances		2.4	0.8
Deferred tax liability (asset)		2.4	0.8
Total [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		68.1	78.1
Deferred tax liabilities		(374.2)	(418.8)
Net balances		(306.1)	(340.7)
Deferred tax liability (asset)		(306.1)	(340.7)
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net balances		(68.1)	(78.1)
Deferred tax liability (asset)		(68.1)	(78.1)
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net balances		68.1	78.1
Deferred tax liability (asset)		$ 68.1	$ 78.1

[1]	The notes are an integral part of these consolidated financial statements.